ORGANIZATION AND GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended			8 Months Ended	9 Months Ended	11 Months Ended
	Feb. 28, 2020	Apr. 30, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 09, 2020	Sep. 30, 2021	Dec. 07, 2018	Dec. 06, 2018	Dec. 31, 2020	Sep. 30, 2019	May 10, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration valued									$ 20,000,000
Value of common stock				$ 350,000	$ 548,990
Cash paid for acquisition									$ 500,000
Accumulated deficit			$ 194,904,072				$ 194,904,072			$ 186,168,926
Reverse stock- split						1 for 400 reverse stock- split
Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares	3,937
Advangelists [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable												$ 7,512,500
Advangelists [Member] | GEAL [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable										$ 9,500,000
Glen Eagles Acquisition L P [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Membership interest			48.00%				48.00%
Advangelists L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Membership interest			52.00%				52.00%
Consideration valued							$ 20,000,000
Business transferred shares							9,209,722
Monthly payments							$ 500,000
Advance payments		$ 500,000
Warrant shares							300,000
Principal amount			$ 1,530,000				$ 1,530,000				$ 6,780,000
Unpaid interest							$ 510,000
Advangelists L L C [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercise price			$ 48				$ 48
Warrant shares							82,031
Principal amount			$ 5,250,000				$ 5,250,000
Common stock shares							164,062
Advangelists L L C [Member] | Glen Eagles [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares			412,500				412,500
Advangelists L L C [Member] | Mobiquity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued							269,384
Warrants exercise price			$ 56				$ 56
Warrants value							$ 3,844,444
Advangelists L L C [Member] | Gopher [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value of common stock							$ 6,155,556
Advangelists [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration valued								$ 10,000,000
Cash paid for acquisition								500,000
Advangelists [Member] | GEAL [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash paid for acquisition								$ 500,000